Leases (Tables)	12 Months Ended
Feb. 24, 2023
Leases [Abstract]
Lease, Cost [Table Text Block]	The components of lease expense are as follows:

	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Operating lease cost	$51.9	$53.2	$51.8
Sublease rental income	(2.2)	(2.0)	(2.4)
	$49.7	$51.2	$49.4

Lessee, lease, supplemental cash flow and other information [Table Text Block]
Supplemental cash flow and other information related to leases is as follows:

	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Cash flow information:
Operating cash flows used for operating leases	$53.1	$54.1	$50.4
Leased assets obtained in exchange for new operating lease obligations	$39.1	$33.1	$21.8

Lessee, Operating Lease, Liability, to be Paid, Maturity
The following table summarizes the future minimum lease payments as of February 24, 2023:

Fiscal year ending in February	Amount (1)
2024	$52.5
2025	51.4
2026	41.2
2027	32.8
2028	24.3
Thereafter	38.3
Total lease payments	240.5
Less interest	25.9
Present value of lease liabilities	$214.6
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(1)Lease payments include options to extend lease terms that are reasonably certain of being exercised. The payments exclude legally binding minimum lease payments for leases signed but not yet commenced.